SUPPLEMENTARY DATA (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation expense			$ 93,200	$ 48,100	$ 27,000
Completed but not released content costs, monetized individually, estimated amortization period			12 months
In release content costs, monetized as a film group, estimated amortization period			3 years
Impairment charge				21,500
Net proceeds from sale of assets			$ 0	$ 0	$ 15
WWE Media Production Center [Member]
Property, Plant and Equipment [Line Items]
Reclassified cost related to property, buildings and equipment		$ 53,400
Reclassified accumulated depreciation related to property, buildings and equipment		$ 5,600
Impairment charge			$ 27,900
Net proceeds from sale of assets	$ 28,000